Notes to the interim condensed consolidated statement of financial position - Provisions for retirement benefit obligations - Changes in the net provision (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to the interim condensed consolidated statement of financial position
At beginning of period	€ (1,559)	€ (1,234)
Expense for the period	(70)	(228)
Actuarial gains or losses recognized in other comprehensive income	74	(97)
At end of period	€ (1,555)	€ (1,559)